Intangible Assets	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Intangible Assets
17.	INTANGIBLE ASSETS
The changes in intangible assets during the fiscal years ended on December 31, 2019 and 2018 are as follow:

	12/31/2019
Item	Original Value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Licenses	1,989,068	5	511,189	866,093	1,226,313	860,341	303,908	669,880	964,284
Other intangible assets	6,060,854	5	1,188,674	2,149,960	3,561,497	2,027,416	987,711	2,521,792	2,577,776

Total intangible assets (1)	8,049,922		1,699,863	3,016,053	4,787,810	2,887,757	1,291,619	3,191,672	3,542,060

	12/31/2018
Item	Original Value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Licenses	1,469,403	5	520,477	812	987,042	3	223,463	1,210,502	778,566
Other intangible assets	4,834,458	5	1,381,797	155,401	2,815,156	976	763,128	3,577,308	2,483,546

Total intangible assets (1)	6,303,861		1,902,274	156,213	3,802,198	979	986,591	4,787,810	3,262,112

(1)
During fiscal years 2019 and 2018, there were transfers between lines of the item that produce differences between the amounts at the end of one fiscal year and the beginning of the other without implying modifications of the residual value at the end of the fiscal year.